Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Long-term debt	€ 7,905,557	€ 6,152,034
Less current portion	(1,447,239)	(1,106,519)
Long-term debt, less current portion	6,458,318	5,045,515
Amended 2012 Credit Agreement
Long-term debt
Long-term debt	1,901,372	1,887,357
Bonds
Long-term debt
Long-term debt	4,966,619	3,700,446
Convertible Bonds
Long-term debt
Long-term debt	399,939	393,232
Accounts Receivable Facility
Long-term debt
Long-term debt	379,570
Capital lease obligations
Long-term debt
Long-term debt		36,144
Other long-term debt
Long-term debt
Long-term debt	€ 258,057	€ 134,855